SUMMARY OF ACCOUNTING POLICIES - Summary of information of options outstanding (Details 3) (Stock Incentive Plan, Stock Options, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	369,939	370,339	425,600	421,200
Exercise price - Lower range	$ 8.30	$ 8.30	$ 8.07
Exercise price - Upper range	$ 15.90	$ 15.90	$ 13.63
Weighted-average exercise price	$ 12.91	$ 12.96	$ 11.14
Weighted-average remaining contractual life	1 year 10 months 24 days	2 years 10 months 24 days	3 years 9 months 18 days